Assets Held for Sale and Assets of a Disposal Group Held for Sale - Additional Information (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Disclosure Of Assets Held For Sale [Abstract]
Impairment loss	₩ 0